INSURANCE - Reinsurance contract liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	$ (88,049)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	14,112	$ (88,049)
Remaining coverage
INSURANCE
Net balance as at 31 December	170,526	2,221
Liability for incurred claim
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(90,270)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(156,414)	(90,270)
Reinsurance contract liabilities
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(10,955)	(409,042)
Insurance contracts liability (asset) at beginning of period	(10,955)	(409,042)
Allocation of reinsurance premiums	(299,918)	(323,572)
Insurance revenue	155,091	80,550
Net income (expenses) from reinsurance contracts held	(144,827)	(243,022)
IAS29 + finance income from reinsurance contracts held	40,136	174,825
Total amounts recognised in comprehensive income	(104,691)	(68,197)
Premiums paid net of ceding commissions and other directly attributable expenses paid	211,435	548,455
Recoveries from reinsurance	(32,512)	(82,176)
Total cash flows	178,923	466,279
Insurance contracts liability (asset) at end of period	63,279	(10,955)
Liabilities under insurance contracts and reinsurance contracts issued at end of period		(10,955)
Reinsurance contract liabilities | Remaining coverage
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(53,989)	(420,035)
Insurance contracts liability (asset) at beginning of period	(53,989)	(420,035)
Allocation of reinsurance premiums	(299,918)	(323,572)
Net income (expenses) from reinsurance contracts held	(299,918)	(323,572)
IAS29 + finance income from reinsurance contracts held	62,628	173,727
Total amounts recognised in comprehensive income	(237,290)	(149,845)
Premiums paid net of ceding commissions and other directly attributable expenses paid	211,435	548,455
Recoveries from reinsurance		(32,569)
Total cash flows	211,435	515,886
Insurance contracts liability (asset) at end of period	(79,843)	(53,989)
Liabilities under insurance contracts and reinsurance contracts issued at end of period		(53,989)
Reinsurance contract liabilities | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	43,034	10,993
Insurance contracts liability (asset) at beginning of period	43,034	10,993
Insurance revenue	155,091	80,550
Net income (expenses) from reinsurance contracts held	155,091	80,550
IAS29 + finance income from reinsurance contracts held	(22,492)	1,098
Total amounts recognised in comprehensive income	132,599	81,648
Recoveries from reinsurance	(32,512)	(49,607)
Total cash flows	(32,512)	(49,607)
Insurance contracts liability (asset) at end of period	143,122	43,034
Liabilities under insurance contracts and reinsurance contracts issued at end of period		43,034
Assets for remaining coverage
INSURANCE
Net balance as at 31 December	81,125	(10,955)
Assets for remaining coverage | Remaining coverage
INSURANCE
Net balance as at 31 December	(60,632)	(53,989)
Assets for remaining coverage | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Net balance as at 31 December	141,757
Reinsurance liabilities contracts held
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(10,955)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(17,847)	(10,955)
Reinsurance liabilities contracts held | Remaining coverage
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(53,989)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	(19,212)	(53,989)
Reinsurance liabilities contracts held | Liability for incurred claim | Present value of future cash flow | PAA
INSURANCE
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	43,034
Liabilities under insurance contracts and reinsurance contracts issued at end of period	$ 1,365	$ 43,034